Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted (in Shares)	2,901,135	299,296
Diluted (in Dollars per share)	$ (19.81)	$ (28.36)